CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ 2,024,039	$ 1,196,703	$ 1,870,675	$ 1,465,444
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	171,098	73,032	86,501	69,519
Amortization of discount and shares issued with related party convertible notes			180,296	0
Warrants issued in connection with commission agreement			178,317	154,162
Non-cash warrant valuation expense	437,375	180,296
Stock based compensation for services	100,000	100,000	100,000	0
Gain / loss) on disposal of assets	(10,690)	0
Changes in operating assets and liabilities, net of acquisitions:
Trade receivables, net	159,525	221,071	155,878	5,687
Related party receivables	16,481	0	137,297
Prepaid expenses	202,813	2,576	701,114	(30)
Inventories	599,572	78,027	106,237	(546,969)
Accounts payable	253,039	38,260	26,972	471,645
Accounts payable - related parties	(86,658)	186,317	261,588	9,900
Accrued liabilities	14,468	30,173	35,144	15,624
Deferred revenues	(1,115,266)	(81,096)	1,371,422	133,596
Net cash used	(3,217,684)	(966,243)	(730,961)	(69,686)
Cash flows from investing activities:
Purchases of property, plant and equipment	(169,398)	(17,289)	(79,963)	(51,431)
Franchise fees and licenses related to joint venture	152,609	0
Proceeds from disposal of equipment	40,000	0
Net cash provided by (used in) investing activities	(282,007)	(17,289)	(79,963)	(51,431)
Cash flows from financing activities:
Equipment loan repayment	(300,000)	0
Proceeds from other short-term loans			83,328	85,000
Long Term Loan Repayment	0	(83,328)
Advances from / (repayments to) related parties	(70,379)	294,558	(17,000)	(25,000)
Proceeds from the sale of common stock	6,468,000	0	1,300,000	0
Proceeds from convertible notes payable			650,000	11,500
Proceeds from short-term promissory note, related parties	50,000	650,000
Offering costs paid in connection with sale of common stock	(607,713)	0	(272,435)	50,000
Net cash (used in) provided by financing activities	5,539,908	1,027,886	1,743,893	121,500
Increase in cash and cash equivalents	2,040,217	44,354	932,969	383
Cash and cash equivalents at beginning of period	933,469	500	500	117
Cash and cash equivalents at end of period	2,973,686	44,854	933,469	500
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash Paid for Interest	0	0	0	0
Cash Paid for Taxes	3,635	334	0	38
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of convertible notes payable and accrued interest to common stock	56,592	535,054	535,054	0
Warrants issued with Convertible note			149,831	0
Conversion of convertible preference shares and accrued dividend with common shares	0	8,757,479	4,395,836	0
Dividend on preferred stock recorded against additional paid-in capital			757,479	0
Payment for marketing services with common stock	100,000
Conversion of accounts payable to common stock	100,000	0	525,000	0
Reduction of notes payable through products and services provided			17,319	0
Payment of equipment loan with common shares	1,182,681	0
Payment for equipment and intangible assets with common stock	$ 4,000,000
Payment of related party accrued management fees and rent with common shares		$ 525,000
Beneficial conversion feature on related party convertible notes payable			0	25,000
Initial recording of right of use asset and liability			$ 0	$ 642,745